MFS(R) Investment Management
                   500 Boylston Street, Boston, MA 02116-3741
                              617.954.5000 mfs.com



                                        January 29, 2008


VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: MFS(R) Series Trust V (the "Trust") (File Nos. 2-38613 and 811-2031) on Behalf of MFS(R) International New Discovery Fund, MFS(R) Research Fund and MFS(R) Total Return Fund (the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from that contained in Post-Effective Amendment No. 62 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on January 25, 2008.

     Please call the undersigned at (617) 954-4340 or Nickolas Connery at (617) 954-6124 with any questions you may have.

                                        Very truly yours,



                                        SUSAN A. PEREIRA
                                        Susan A. Pereira
                                        Vice President & Senior Counsel

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